Putnam Investments
One Post Office Square
Boston, MA 02109
November 2, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. (333-515) (811-07513) (the “Trust”) Post-Effective Amendment No. 75 to
Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 26, 2007.

Comments or questions concerning this certificate may be directed to James F. Clark at 1-800-225-2465, ext. 18939.

Very truly yours,

Putnam Funds Trust

/s/ Charles E. Porter
By:

Charles E. Porter
Executive Vice President, Associate Treasurer and
Principal Executive Officer

cc: ROPES & GRAY LLP